STOCK-BASED COMPENSATION PLANS Restricted share plans - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) Rate shares	Dec. 31, 2018 USD ($) plan shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum			8.10%		8.10%
Unrecognized stock-based compensation cost (in dollars) | $		$ 5,451	$ 5,451	$ 5,451	$ 5,451	$ 5,451	$ 7,879	$ 3,754
Weighted average period for recognition of unrecognized stock-based compensation cost		2 years 3 months 18 days					2 years 9 months 24 days	2 years 5 months 24 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in dollars) | $				8,876			$ 6,098	$ 4,477
Unrecognized stock-based compensation cost (in dollars) | $		$ 11,530	$ 11,530	$ 11,530	$ 11,530	$ 11,530	$ 9,346	$ 5,408
Weighted average period for recognition of unrecognized stock-based compensation cost		1 year 10 months 18 days					1 year 7 months	1 year 7 months
Restricted Stock Plan 1 Year [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan						2
Treasury Based Restricted Stock Plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum | Rate					3.70%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares		404,846	404,846	404,846	404,846	404,846
Restricted stock plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Vesting percent			0.3333
Restricted stock plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
U.S. [Member] | Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan						1
Non-U.S. [Member] | Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan						1
France [Member] | Restricted stock plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional tax holding period		2 years